FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS	12 Months Ended
Dec. 31, 2019
Financial assets at fair value through profit or loss, category [member]
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS [Line Items]
Disclosure Of Trading And Other Financial Assets At Fair Value Through Profit Or Loss [Text Block]

14   FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS

	The Group		The Bank
	2019 £m	2018 £m	2019 £m	2018 £m
Trading assets	290	19,462	290	19,420
Other financial assets mandatorily at fair value through profit or loss	1,994	3,794	413	1,423
Total	2,284	23,256	703	20,843

These assets are comprised as follows:

	The Group				The Bank
	2019		2018		2019		2018
	Trading assets £m	Other financial assets mandatorily at fair value through profit or loss £m	Trading assets £m	Other financial assets mandatorily at fair value through profit or loss £m	Trading assets £m	Other financial assets mandatorily at fair value through profit or loss £m	Trading assets £m	Other financial assets mandatorily at fair value through profit or loss £m
Loans and advances to customers	–	1,782	16,891	3,120	–	362	16,891	899
Loans and advances to banks	–	–	236	–	–	–	236	–
Debt securities:
Government securities	290	–	2,293	–	290	–	2,293	–
Asset-backed securities	–	–	20	–	–	–	–	–
Corporate and other debt securities	–	47	22	518	–	47	–	518
	290	47	2,335	518	290	47	2,293	518
Equity shares	–	165	–	156	–	4	–	6
Total	290	1,994	19,462	3,794	290	413	19,420	1,423

At 31 December 2019 £1,943 million (2018: £4,248 million) of trading and other financial assets at fair value through profit or loss of the Group and £665 million (2018: £3,030 million) of the Bank had a contractual residual maturity of greater than one year.

For amounts included above which are subject to repurchase and reverse repurchase agreements see note 46.